Quarterly Report
February 28, 2022
MFS®  International Intrinsic Value Fund
FGI-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.8%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	2,069,998	$206,399,501
Alcoholic Beverages – 5.5%
Diageo PLC	14,664,952	$732,820,695
Pernod Ricard S.A.	3,679,102	807,093,818
		$1,539,914,513
Apparel Manufacturers – 2.6%
Adidas AG	722,427	$171,764,965
Compagnie Financiere Richemont S.A.	2,185,257	298,087,069
LVMH Moet Hennessy Louis Vuitton SE	327,768	242,519,698
		$712,371,732
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	974,918	$135,547,688
Knorr-Bremse AG	1,666,967	147,657,814
		$283,205,502
Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	1,275,710	$218,420,470
Euronext N.V.	2,254,829	204,407,099
		$422,827,569
Business Services – 5.9%
Experian PLC	9,483,972	$373,158,320
Intertek Group PLC	3,733,679	269,670,121
Nomura Research Institute Ltd.	7,469,854	260,866,755
Secom Co. Ltd.	3,326,700	244,303,347
SGS S.A.	151,104	434,150,082
Sohgo Security Services Co. Ltd.	1,562,900	56,423,359
		$1,638,571,984
Chemicals – 4.6%
Givaudan S.A.	201,839	$847,543,331
Novozymes A.S.	6,458,401	423,744,326
		$1,271,287,657
Computer Software – 9.6%
ANSYS, Inc. (a)	1,834,232	$594,639,672
Cadence Design Systems, Inc. (a)	8,637,057	1,307,909,541
Dassault Systemes SE	6,016,736	293,394,997
OBIC Co. Ltd.	1,385,400	221,777,081
SAP SE	2,327,799	264,449,651
		$2,682,170,942
Computer Software - Systems – 3.2%
Amadeus IT Group S.A. (a)	3,990,335	$268,181,266
NICE Systems Ltd., ADR (a)	274,476	62,100,195
Samsung Electronics Co. Ltd.	9,456,193	570,530,239
		$900,811,700
Construction – 0.7%
Geberit AG	316,618	$207,626,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 8.9%
Kao Corp.	7,589,700	$357,608,425
Kobayashi Pharmaceutical Co. Ltd.	3,836,800	331,291,515
KOSE Corp.	470,700	54,000,847
Lion Corp.	6,167,500	80,844,709
L'Oréal	1,800,442	716,654,494
Reckitt Benckiser Group PLC	6,900,491	585,135,687
ROHTO Pharmaceutical Co. Ltd. (h)	8,504,200	285,904,355
Svenska Cellulosa Aktiebolaget	3,398,092	55,784,939
		$2,467,224,971
Electrical Equipment – 7.9%
Halma PLC	8,358,881	$270,356,089
Legrand S.A.	6,419,063	610,481,132
OMRON Corp.	2,666,200	180,964,839
Schneider Electric SE	6,075,075	952,136,074
Spectris PLC	2,476,725	93,230,123
Yokogawa Electric Corp.	6,106,100	98,499,138
		$2,205,667,395
Electronics – 7.9%
Analog Devices, Inc.	3,455,716	$553,916,718
DISCO Corp.	504,700	143,017,100
Hirose Electric Co. Ltd. (h)	2,563,900	384,440,127
Infineon Technologies AG	1,289,641	44,457,565
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,684,958	929,377,355
Texas Instruments, Inc.	853,052	145,010,309
		$2,200,219,174
Engineering - Construction – 1.2%
IMI PLC (h)	16,960,315	$332,865,698
Food & Beverages – 9.1%
Chocoladefabriken Lindt & Sprungli AG	6,507	$69,355,496
Ezaki Glico Co. Ltd.	3,071,100	105,153,739
ITO EN Ltd. (h)	5,236,000	301,523,890
Kerry Group PLC	1,649,131	196,373,107
Nestle S.A.	11,244,247	1,468,581,295
Nissan Foods Holdings Co. Ltd.	1,036,000	82,634,889
Toyo Suisan Kaisha Ltd. (h)	7,129,700	300,805,268
		$2,524,427,684
Insurance – 0.3%
Hiscox Ltd.	7,739,693	$95,708,661
Machinery & Tools – 5.8%
Epiroc AB	8,605,215	$162,662,515
GEA Group AG	5,237,413	229,436,534
Nordson Corp.	906,475	205,307,523
Schindler Holding AG	1,187,002	273,744,328
SMC Corp.	555,600	330,699,529
Spirax-Sarco Engineering PLC	2,265,355	363,005,517
Wartsila Oyj Abp (l)	3,996,524	45,124,690
		$1,609,980,636
Major Banks – 0.6%
UBS Group AG	9,879,975	$181,903,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.9%
Agilent Technologies, Inc.	936,769	$122,117,207
Bruker BioSciences Corp.	1,880,647	132,341,129
EssilorLuxottica	1,457,414	256,100,072
Nihon Kohden Corp.	4,265,600	116,804,637
Shimadzu Corp.	10,331,500	370,605,494
Terumo Corp.	2,714,200	88,030,474
		$1,085,999,013
Other Banks & Diversified Financials – 1.4%
Chiba Bank Ltd.	10,538,800	$67,301,105
Hachijuni Bank Ltd.	10,338,900	39,515,537
Julius Baer Group Ltd.	1,512,252	88,713,507
Jyske Bank A.S. (a)	1,312,546	71,514,266
Mebuki Financial Group, Inc.	17,410,870	41,041,584
North Pacific Bank Ltd.	15,497,700	34,445,325
Sydbank A.S.	1,740,408	56,675,430
		$399,206,754
Pharmaceuticals – 1.7%
Roche Holding AG	809,260	$308,711,821
Santen Pharmaceutical Co. Ltd.	13,274,000	152,590,557
		$461,302,378
Precious Metals & Minerals – 3.5%
Agnico Eagle Mines Ltd.	3,350,599	$169,261,423
Franco-Nevada Corp.	4,442,438	654,221,284
Wheaton Precious Metals Corp.	3,334,763	146,124,447
		$969,607,154
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	2,417,681	$246,197,044
Real Estate – 1.9%
LEG Immobilien SE	1,195,086	$154,500,826
TAG Immobilien AG	5,004,797	128,955,192
Vonovia SE, REIT	4,476,399	238,410,149
		$521,866,167
Specialty Chemicals – 2.9%
Croda International PLC	1,186,752	$119,147,396
Kansai Paint Co. Ltd.	4,955,300	99,356,359
Sika AG	800,265	267,016,781
Symrise AG	2,603,519	310,894,257
		$796,414,793
Specialty Stores – 0.6%
Ocado Group PLC (a)	3,229,077	$59,475,724
Zalando SE (a)	1,525,982	101,941,789
		$161,417,513
Total Common Stocks		$26,125,195,568
Preferred Stocks – 1.8%
Consumer Products – 1.8%
Henkel AG & Co. KGaA	6,249,259	$496,374,448

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	4,568,796	$4,035,247

Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,138,103,071	$1,138,103,071
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (j)	14,350,322	$14,350,322

Other Assets, Less Liabilities – 0.3%		80,630,668
Net Assets – 100.0%		$27,858,689,324
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,743,642,409 and $25,034,416,247, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$123,676,473	$4,706,773,511	$—	$4,830,449,984
Switzerland	4,449,468,390	—	—	4,449,468,390
France	4,218,335,072	—	—	4,218,335,072
United Kingdom	3,294,574,031	—	—	3,294,574,031
United States	3,061,242,099	—	—	3,061,242,099
Germany	2,507,263,660	—	—	2,507,263,660
Canada	969,607,154	—	—	969,607,154
Taiwan	929,377,355	—	—	929,377,355
South Korea	—	570,530,239	—	570,530,239
Other Countries	1,794,757,279	—	—	1,794,757,279
Mutual Funds	1,152,453,393	—	—	1,152,453,393
Total	$22,500,754,906	$5,277,303,750	$—	$27,778,058,656
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$374,535,903	$—	$10,410,178	$2,238,575	$18,075,827	$384,440,127
IMI PLC	410,368,340	—	$10,633,292	4,013,905	(70,883,255)	332,865,698
ITO EN Ltd.	327,922,988	—	$38,394,088	16,636,701	(4,641,711)	301,523,890
Kobayashi Pharmaceutical Co. Ltd.*	365,736,195	$—	23,295,533	15,026,659	(26,175,806)	—
MFS Institutional Money Market Portfolio	1,317,578,260	$3,001,579,050	3,181,054,239	7,710	(7,710)	1,138,103,071
Nihon Kohden Corp.*	212,897,434	—	95,931,933	28,701,887	(28,862,751)	—
ROHTO Pharmaceutical Co. Ltd.	215,154,169	—	$6,550,817	18,653	77,282,350	285,904,355
Toyo Suisan Kaisha Ltd.	293,282,793	—	$7,298,357	376,731	14,444,101	300,805,268
	$3,517,476,082	$3,001,579,050	$3,373,568,437	$67,020,821	$(20,768,955)	$2,743,642,409
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$3,313,125	$—
IMI PLC	1,901,750	—
ITO EN Ltd.	922,508	—
Kobayashi Pharmaceutical Co. Ltd.*	—	—
MFS Institutional Money Market Portfolio	366,766	—
Nihon Kohden Corp.*	—	—
ROHTO Pharmaceutical Co. Ltd.	1,030,280	—
Toyo Suisan Kaisha Ltd.	2,303,357	—
	$9,837,786
* Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2022, are as follows:
Japan	17.3%
Switzerland	16.0%
United States	15.4%
France	15.1%
United Kingdom	11.8%
Germany	9.0%
Canada	3.5%
Taiwan	3.3%
South Korea	2.0%
Other Countries	6.6%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.